Net Interest Income - Summary of Net Interest Income (Detail) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of net interest income [line items]
Interest income	¥ 1,267,815	¥ 820,843	¥ 364,385
Total net interest income	18,981,376	14,174,231	7,750,460
Loans originated by consolidated trust plans [member]
Disclosure of net interest income [line items]
Interest income	25,869,521	21,229,806	10,640,860
Interest expense	(10,216,770)	(8,400,992)	(4,283,151)
Total net interest income	15,652,751	12,828,814	6,357,709
Loans originated by microloan lending companies and consumer finance company [member]
Disclosure of net interest income [line items]
Interest income	4,023,755	1,535,023	1,395,961
Interest expense	(695,130)	(189,606)	(3,210)
Total net interest income	¥ 3,328,625	¥ 1,345,417	¥ 1,392,751